Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Goodwill
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Cost	24,694	24,694	3,531
Accumulated impairment	-	-	-

Total	24,694	24,694	3,531